CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.4%
Verizon Communications Inc.	950,000	$54,273,500

Media - 0.9%
CBS Corp., Class B Shares, Non Voting Shares	300,000	14,970,000

TOTAL COMMUNICATION SERVICES		69,243,500

CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 1.5%
Service Corp. International	520,000	24,325,600

Specialty Retail - 4.8%
AutoZone Inc.	36,000	39,580,920	*
Foot Locker Inc.	250,000	10,480,000
Murphy USA Inc.	325,000	27,309,750	*

Total Specialty Retail		77,370,670

TOTAL CONSUMER DISCRETIONARY		101,696,270

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 1.2%
Sprouts Farmers Market Inc.	1,000,000	18,890,000	*

Food Products - 2.0%
Conagra Brands Inc.	500,000	13,260,000
Sanderson Farms Inc.	133,000	18,162,480

Total Food Products		31,422,480

Personal Products - 2.7%
Unilever PLC	705,585	43,815,352	(a)

TOTAL CONSUMER STAPLES		94,127,832

ENERGY - 9.1%
Energy Equipment & Services - 0.8%
Halliburton Co.	550,000	12,507,000

Oil, Gas & Consumable Fuels - 8.3%
Devon Energy Corp.	750,000	21,390,000
Encana Corp.	2,200,000	11,286,000
Kinder Morgan Inc.	2,100,000	43,848,000
Pioneer Natural Resources Co.	135,000	20,771,100
Suncor Energy Inc.	1,200,000	37,392,000

Total Oil, Gas & Consumable Fuels		134,687,100

TOTAL ENERGY		147,194,100

FINANCIALS - 28.8%
Banks - 13.3%
Bank OZK	380,000	11,434,200
Citigroup Inc.	800,000	56,024,000

See Notes to Schedule of Investments.

1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
KeyCorp	2,300,000	$40,825,000
US Bancorp	750,000	39,300,000
Wells Fargo & Co.	1,400,000	66,248,000

Total Banks		213,831,200

Capital Markets - 0.7%
E*TRADE Financial Corp.	260,000	11,596,000

Consumer Finance - 6.2%
Discover Financial Services	100,000	7,759,000
OneMain Holdings Inc.	1,000,000	33,810,000
Synchrony Financial	1,700,000	58,939,000

Total Consumer Finance		100,508,000

Diversified Financial Services - 1.6%
Voya Financial Inc.	450,000	24,885,000

Insurance - 5.4%
American International Group Inc.	800,000	42,624,000
Fairfax Financial Holdings Ltd.	28,968	14,186,209
First American Financial Corp.	200,000	10,740,000
MetLife Inc.	400,000	19,868,000

Total Insurance		87,418,209

Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp.	1,900,000	24,966,000	*

TOTAL FINANCIALS		463,204,409

HEALTH CARE - 13.3%
Biotechnology - 1.6%
Alexion Pharmaceuticals Inc.	190,000	24,886,200	*

Pharmaceuticals - 11.7%
Allergan PLC	150,000	25,114,500
Bristol-Myers Squibb Co.	500,000	22,675,000
Johnson & Johnson	475,000	66,158,000
Merck & Co. Inc.	725,000	60,791,250
Mylan NV	750,000	14,280,000	*

Total Pharmaceuticals		189,018,750

TOTAL HEALTH CARE		213,904,950

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.1%
Boeing Co.	50,000	18,200,500

Airlines - 0.6%
Alaska Air Group Inc.	156,840	10,023,644

See Notes to Schedule of Investments.

2

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Building Products - 2.7%
Johnson Controls International PLC	600,000	$24,786,000
Owens Corning	325,000	18,915,000

Total Building Products		43,701,000

Industrial Conglomerates - 2.2%
Honeywell International Inc.	200,000	34,918,000

Machinery - 1.7%
Allison Transmission Holdings Inc.	280,000	12,978,000
Stanley Black & Decker Inc.	100,000	14,461,000

Total Machinery		27,439,000

Trading Companies & Distributors - 0.9%
GATX Corp.	180,000	14,272,200

TOTAL INDUSTRIALS		148,554,344

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.7%
Cisco Systems Inc.	800,000	43,784,000

IT Services - 0.5%
DXC Technology Co.	140,000	7,721,000

Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM Inc.	200,000	15,214,000

Software - 3.9%
Oracle Corp.	1,100,000	62,667,000

Technology Hardware, Storage & Peripherals - 0.8%
NetApp Inc.	200,000	12,340,000

TOTAL INFORMATION TECHNOLOGY		141,726,000

MATERIALS - 2.1%
Chemicals - 1.3%
Corteva Inc.	134,007	3,962,587	*
Dow Inc.	134,007	6,607,885
DuPont de Nemours Inc.	134,007	10,059,906

Total Chemicals		20,630,378

Metals & Mining - 0.8%
Nucor Corp.	250,000	13,775,000

TOTAL MATERIALS		34,405,378

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Homes 4 Rent, Class A Shares	1,600,000	38,896,000
Pebblebrook Hotel Trust	499,995	14,089,859
Weyerhaeuser Co.	617,482	16,264,476

TOTAL REAL ESTATE		69,250,335

See Notes to Schedule of Investments.

3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
UTILITIES - 5.2%
Electric Utilities - 2.7%
Exelon Corp.		930,000	$44,584,200

Independent Power and Renewable Electricity Producers - 2.5%
AES Corp.		1,700,000	28,492,000
Vistra Energy Corp.		500,000	11,320,000

Total Independent Power and Renewable Electricity Producers			39,812,000

TOTAL UTILITIES			84,396,200

TOTAL COMMON STOCKS (Cost - $1,212,446,440)			1,567,703,318

	RATE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost - $11,837,446)	4.860%	70,000	11,796,746	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,224,283,886)			1,579,500,064

SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $32,520,282)	2.097%	32,520,282	32,520,282

TOTAL INVESTMENTS - 100.0% (Cost - $1,256,804,168)			1,612,020,346
Liabilities in Excess of Other Assets - 0.0%			(452,772)

TOTAL NET ASSETS - 100.0%			$1,611,567,574

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

5

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$50,312,480	$43,815,352	—	$94,127,832
Other Common Stocks	1,473,575,486	—	—	1,473,575,486
Preferred Stocks	—	11,796,746	—	11,796,746

Total Long-Term Investments	1,523,887,966	55,612,098	—	1,579,500,064

Short-Term Investments†	32,520,282	—	—	32,520,282

Total Investments	$1,556,408,248	$55,612,098	—	$1,612,020,346

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.7%
COMMUNICATION SERVICES - 3.2%
Entertainment - 2.3%
DeNA Co. Ltd.	42,175	$807,773	(a)
Entertainment One Ltd.	184,920	932,375	(a)

Total Entertainment		1,740,148

Media - 0.9%
Criteo SA, ADR	39,680	682,893	*

TOTAL COMMUNICATION SERVICES		2,423,041

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.5%
Nexen Tire Corp.	45,250	382,244	(a)

Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings Inc., Class A Shares	91,590	666,775
Elegant Hotels Group PLC	843,300	728,100	(a)
GVC Holdings PLC	45,340	375,344	(a)
Melco International Development Ltd.	384,159	854,028	(a)

Total Hotels, Restaurants & Leisure		2,624,247

Household Durables - 2.4%
Cairn Homes PLC	415,210	560,070	*(a)
DFS Furniture PLC	240,420	776,279	(a)
Man Wah Holdings Ltd.	1,033,332	455,765	(a)

Total Household Durables		1,792,114

Specialty Retail - 1.1%
Roots Corp.	295,220	786,772	*

Textiles, Apparel & Luxury Goods - 2.8%
Coats Group PLC	713,020	742,395	(a)
Ted Baker PLC	51,228	527,446	(a)
Vulcabras Azaleia SA	488,700	829,783	*

Total Textiles, Apparel & Luxury Goods		2,099,624

TOTAL CONSUMER DISCRETIONARY		7,685,001

CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 1.1%
MARR SpA	34,310	782,229	(a)

Food Products - 2.6%
Origin Enterprises PLC	151,480	881,400	(a)
Thai Union Group PCL, Class F Shares	1,771,570	1,057,136	(a)

Total Food Products		1,938,536

Personal Products - 1.3%
Chlitina Holding Ltd.	115,160	993,488	(a)

TOTAL CONSUMER STAPLES		3,714,253

See Notes to Schedule of Investments.

1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
ENERGY - 4.7%
Energy Equipment & Services - 1.7%
ShawCor Ltd.	26,790	$374,780
Shinko Plantech Co. Ltd.	73,661	866,141	(a)

Total Energy Equipment & Services		1,240,921

Oil, Gas & Consumable Fuels - 3.0%
Avance Gas Holding Ltd.	410,630	1,148,328	*(a)(b)
Enauta Participacoes SA	255,160	847,887
TransGlobe Energy Corp.	185,799	259,640

Total Oil, Gas & Consumable Fuels		2,255,855

TOTAL ENERGY		3,496,776

FINANCIALS - 10.4%
Banks - 5.0%
Banca Sistema SpA	401,520	542,403	(a)(b)
BAWAG Group AG	20,340	852,525	(a)(b)
CYBG PLC	306,130	747,733	(a)
Eurobank Ergasias SA	897,914	884,119	*(a)
RHB Bank Bhd	518,980	702,028	(a)

Total Banks		3,728,808

Capital Markets - 3.8%
Anima Holding SpA	155,120	527,044	(a)(b)
BrightSphere Investment Group PLC	27,680	315,829
Jafco Co. Ltd.	22,285	818,304	(a)
KIWOOM Securities Co. Ltd.	9,310	659,537	(a)
Warsaw Stock Exchange	42,530	489,268	(a)

Total Capital Markets		2,809,982

Insurance - 1.6%
Just Group PLC	619,410	443,412	(a)
UNIQA Insurance Group AG	78,490	731,427	(a)

Total Insurance		1,174,839

TOTAL FINANCIALS		7,713,629

HEALTH CARE - 3.2%
Biotechnology - 0.8%
Shanghai Haohai Biological Technology Co. Ltd., Class H Shares	104,587	570,682	(a)(b)

Health Care Equipment & Supplies - 2.4%
InBody Co. Ltd.	29,442	618,995	(a)
i-SENS Inc.	55,706	1,174,212	(a)

Total Health Care Equipment & Supplies		1,793,207

TOTAL HEALTH CARE		2,363,889

See Notes to Schedule of Investments.

2

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 31.5%
Air Freight & Logistics - 2.8%
SBS Holdings Inc.	82,388	$1,164,756	(a)
Wincanton PLC	266,300	899,231	(a)

Total Air Freight & Logistics		2,063,987

Building Products - 2.4%
China Lesso Group Holdings Ltd.	1,269,540	1,017,695	(a)
Inwido AB	107,100	742,177	(a)

Total Building Products		1,759,872

Construction & Engineering - 4.4%
China Communications Services Corp. Ltd., Class H Shares	901,090	699,787	(a)
China Machinery Engineering Corp., Class H Shares	1,590,872	715,675	(a)
China Railway Construction Corp. Ltd., Class H Shares	470,660	577,983	(a)
Galliford Try PLC	88,130	705,644	(a)
Koninklijke Volkerwessels NV	29,080	584,011	(a)

Total Construction & Engineering		3,283,100

Electrical Equipment - 2.1%
Nexans SA	22,090	741,622	(a)
Vitzrocell Co. Ltd.	86,237	852,134	*(a)

Total Electrical Equipment		1,593,756

Machinery - 9.9%
Bucher Industries AG	2,630	906,405	(a)
Cargotec oyj	20,180	766,037	(a)
CIMC Enric Holdings Ltd.	1,069,384	864,189	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	2,662,998	583,932	(a)
Deutz AG	111,390	1,085,490	(a)
Hyundai Mipo Dockyard Co. Ltd.	8,888	380,769	(a)
Makino Milling Machine Co. Ltd.	23,952	970,435	(a)
Meidensha Corp.	34,397	539,413	(a)
Tadano Ltd.	62,581	659,460	(a)
Takeuchi Manufacturing Co. Ltd.	36,263	651,381	(a)

Total Machinery		7,407,511

Marine - 2.0%
D/S Norden A/S	63,850	918,631	(a)
Star Bulk Carriers Corp.	56,000	540,400	*

Total Marine		1,459,031

Professional Services - 2.2%
Applus Services SA	91,070	1,239,036	(a)
Hays PLC	212,670	424,318	(a)

Total Professional Services		1,663,354

See Notes to Schedule of Investments.

3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 3.3%
Lumax International Corp. Ltd.	335,133	$791,849	(a)
Nishio Rent All Co. Ltd.	28,113	795,608	(a)
Travis Perkins PLC	54,610	885,954	(a)

Total Trading Companies & Distributors		2,473,411

Transportation Infrastructure - 2.4%
Shenzhen International Holdings Ltd.	439,164	874,364	(a)
Yuexiu Transport Infrastructure Ltd.	1,080,616	882,827	(a)

Total Transportation Infrastructure		1,757,191

TOTAL INDUSTRIALS		23,461,213

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment, Instruments & Components - 1.7%
Strix Group PLC	444,760	901,746	(a)
Wasion Holdings Ltd.	1,080,076	394,797	(a)

Total Electronic Equipment, Instruments & Components		1,296,543

Software - 0.9%
Sinosoft Technology Group Ltd.	2,201,494	635,245	(a)

TOTAL INFORMATION TECHNOLOGY		1,931,788

MATERIALS - 13.4%
Chemicals - 2.3%
China Sanjiang Fine Chemicals Co. Ltd.	1,680,330	359,643	(a)
Okamoto Industries Inc.	17,273	777,444	(a)
Ube Industries Ltd.	27,393	569,825	(a)

Total Chemicals		1,706,912

Construction Materials - 2.2%
Cementir Holding SpA	109,470	793,147	(a)
Wienerberger AG	33,780	834,193	(a)

Total Construction Materials		1,627,340

Containers & Packaging - 1.3%
Greatview Aseptic Packaging Co. Ltd.	1,684,119	963,710	(a)

Metals & Mining - 7.6%
Alamos Gold Inc., Class A Shares	87,040	525,078
Argonaut Gold Inc.	321,250	436,657	*(b)
Centamin PLC	407,910	593,529	(a)
Eramet	7,570	505,016	(a)
Granges AB	87,150	998,598	(a)
Nippon Light Metal Holdings Co. Ltd.	295,929	641,646	(a)
Novagold Resources Inc.	218,130	1,284,244	*
OZ Minerals Ltd.	102,520	723,802	(a)

Total Metals & Mining		5,708,570

TOTAL MATERIALS		10,006,532

See Notes to Schedule of Investments.

4

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS		1,554,660	$303,438	(a)
Mapletree Logistics Trust		663,469	780,384	(a)

Total Equity Real Estate Investment Trusts (REITs)			1,083,822

Real Estate Management & Development - 5.5%
K Wah International Holdings Ltd.		1,181,233	687,273	(a)
Open House Co. Ltd.		17,422	715,767	(a)
publity AG		30,910	1,282,254	(a)
Sun Frontier Fudousan Co. Ltd.		94,611	894,948	(a)
Supalai PCL		683,197	523,522	(a)

Total Real Estate Management & Development			4,103,764

TOTAL REAL ESTATE			5,187,586

UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 1.6%
China Datang Corp. Renewable Power Co. Ltd., Class H Shares		5,961,284	634,253	(a)
Huadian Fuxin Energy Corp. Ltd., Class H Shares		3,189,822	583,038	(a)

Total Independent Power and Renewable Electricity Producers			1,217,291

Water Utilities - 0.8%
China Water Affairs Group Ltd.		603,266	594,127	(a)

TOTAL UTILITIES			1,811,418

TOTAL COMMON STOCKS (Cost - $69,823,093)			69,795,126

INVESTMENTS IN UNDERLYING FUNDS - 1.2%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $648,467)		166,657	923,772	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $70,471,560)			70,718,898

	RATE
SHORT-TERM INVESTMENTS - 5.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,720,426)	2.097%	3,720,426	3,720,426

TOTAL INVESTMENTS - 99.9% (Cost - $74,191,986)			74,439,324
Other Assets in Excess of Liabilities - 0.1%			64,672

TOTAL NET ASSETS - 100.0%			$74,503,996

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$682,893	$1,740,148	—	$2,423,041
Consumer Discretionary	2,283,330	5,401,671	—	7,685,001
Energy	1,482,307	2,014,469	—	3,496,776
Financials	315,829	7,397,800	—	7,713,629
Industrials	540,400	22,920,813	—	23,461,213
Materials	2,245,979	7,760,553	—	10,006,532
Other Common Stocks	—	15,008,934	—	15,008,934
Investments in Underlying Funds	—	923,772	—	923,772

Total Long-Term Investments	7,550,738	63,168,160	—	70,718,898

Short-Term Investments†	3,720,426	—	—	3,720,426

Total Investments	$11,271,164	$63,168,160	—	$74,439,324

†	See Schedule of Investments for additional detailed categorizations.

9

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
Gray Television Inc.	138,010	$2,261,984	*

CONSUMER DISCRETIONARY - 9.4%
Auto Components - 2.6%
Dana Inc.	80,720	1,609,557
Modine Manufacturing Co.	121,840	1,743,530	*

Total Auto Components		3,353,087

Specialty Retail - 4.6%
Aaron’s Inc.	36,000	2,210,760
Lithia Motors Inc., Class A Shares	14,260	1,693,803
Murphy USA Inc.	25,000	2,100,750	*

Total Specialty Retail		6,005,313

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s Inc.	13,600	1,326,544
Wolverine World Wide Inc.	53,740	1,480,000

Total Textiles, Apparel & Luxury Goods		2,806,544

TOTAL CONSUMER DISCRETIONARY		12,164,944

CONSUMER STAPLES - 2.8%
Beverages - 1.9%
Cott Corp.	188,000	2,509,800

Food Products - 0.9%
TreeHouse Foods Inc.	20,600	1,114,460	*

TOTAL CONSUMER STAPLES		3,624,260

ENERGY - 5.2%
Energy Equipment & Services - 4.4%
Apergy Corp.	56,260	1,886,960	*
Liberty Oilfield Services Inc., Class A Shares	44,889	726,304
Newpark Resources Inc.	146,900	1,089,998	*
Patterson-UTI Energy Inc.	91,770	1,056,273
U.S. Silica Holdings Inc.	75,940	971,273

Total Energy Equipment & Services		5,730,808

Oil, Gas & Consumable Fuels - 0.8%
Carrizo Oil & Gas Inc.	96,350	965,427	*

TOTAL ENERGY		6,696,235

FINANCIALS - 29.3%
Banks - 19.7%
Bank OZK	44,780	1,347,430
Cadence BanCorp	135,630	2,821,104
First Financial Bancorp	80,895	1,959,277

See Notes to Schedule of Investments.

1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
First Interstate BancSystem Inc., Class A Shares	48,000	$1,901,280
Great Western Bancorp Inc.	44,850	1,602,042
Heartland Financial USA Inc.	38,000	1,699,740
IBERIABANK Corp.	29,400	2,229,990
LegacyTexas Financial Group Inc.	34,000	1,384,140
Origin Bancorp Inc.	18,660	615,780
TriState Capital Holdings Inc.	73,400	1,566,356	*
WesBanco Inc.	49,000	1,888,950
Western Alliance Bancorp	60,150	2,689,908	*
Wintrust Financial Corp.	51,030	3,733,355

Total Banks		25,439,352

Insurance - 3.9%
Assured Guaranty Ltd.	37,780	1,589,782
Axis Capital Holdings Ltd.	35,800	2,135,470
ProAssurance Corp.	37,420	1,351,236

Total Insurance		5,076,488

Mortgage Real Estate Investment Trusts (REITs) - 2.8%
Starwood Property Trust Inc.	159,180	3,616,570

Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd.	19,880	934,161	*
Radian Group Inc.	42,370	968,155
Washington Federal Inc.	53,000	1,851,290

Total Thrifts & Mortgage Finance		3,753,606

TOTAL FINANCIALS		37,886,016

HEALTH CARE - 1.6%
Biotechnology - 0.5%
Rhythm Pharmaceuticals Inc.	29,654	652,388	*

Health Care Providers & Services - 1.1%
Acadia Healthcare Co. Inc.	39,840	1,392,408	*

TOTAL HEALTH CARE		2,044,796

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.2%
Moog Inc., Class A Shares	17,000	1,591,370

Airlines - 1.7%
SkyWest Inc.	36,000	2,184,120

Building Products - 1.0%
Continental Building Products Inc.	49,250	1,308,573	*

Commercial Services & Supplies - 1.2%
Herman Miller Inc.	33,940	1,517,118

See Notes to Schedule of Investments.

2

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Machinery - 1.5%
EnPro Industries Inc.	31,000	$1,979,040

Road & Rail - 0.9%
Marten Transport Ltd.	66,100	1,199,715

Trading Companies & Distributors - 4.9%
Foundation Building Materials Inc.	184,500	3,280,410	*
Rush Enterprises Inc., Class A Shares	46,200	1,687,224
Textainer Group Holdings Ltd.	66,670	672,033	*
Triton International Ltd.	19,860	650,614

Total Trading Companies & Distributors		6,290,281

TOTAL INDUSTRIALS		16,070,217

INFORMATION TECHNOLOGY - 11.5%
Electronic Equipment, Instruments & Components - 5.2%
AVX Corp.	81,960	1,360,536
Belden Inc.	47,000	2,799,790
Itron Inc.	40,700	2,546,599	*

Total Electronic Equipment, Instruments & Components		6,706,925

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries Inc.	35,910	2,020,656	*
Tower Semiconductor Ltd.	114,490	1,805,507	*

Total Semiconductors & Semiconductor Equipment		3,826,163

Technology Hardware, Storage & Peripherals - 3.4%
Avid Technology Inc.	157,000	1,431,840	*
Cray Inc.	85,000	2,959,700	*

Total Technology Hardware, Storage & Peripherals		4,391,540

TOTAL INFORMATION TECHNOLOGY		14,924,628

MATERIALS - 4.0%
Chemicals - 1.2%
Tronox Holdings PLC, Class A Shares	125,000	1,597,500

Containers & Packaging - 1.1%
Silgan Holdings Inc.	45,000	1,377,000

Metals & Mining - 1.7%
Commercial Metals Co.	73,310	1,308,583
Compass Minerals International Inc.	17,300	950,635

Total Metals & Mining		2,259,218

TOTAL MATERIALS		5,233,718

REAL ESTATE - 12.6%
Equity Real Estate Investment Trusts (REITs) - 12.6%
Brandywine Realty Trust	88,080	1,261,306
Cousins Properties Inc.	50,167	1,814,540
Highwoods Properties Inc.	35,480	1,465,324

See Notes to Schedule of Investments.

3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Lexington Realty Trust		206,080	$1,939,213
Outfront Media Inc.		57,000	1,470,030
PotlatchDeltic Corp.		34,070	1,328,049
Retail Properties of America Inc., Class A Shares		169,640	1,994,966
STAG Industrial Inc.		51,100	1,545,264
Summit Hotel Properties Inc.		187,450	2,150,051
Urstadt Biddle Properties Inc., Class A Shares		64,090	1,345,890

TOTAL REAL ESTATE			16,314,633

UTILITIES - 6.7%
Electric Utilities - 1.8%
IDACORP Inc.		22,700	2,279,761

Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP		27,690	1,336,042

Multi-Utilities - 3.9%
Black Hills Corp.		33,000	2,579,610
NorthWestern Corp.		33,700	2,431,455

Total Multi-Utilities			5,011,065

TOTAL UTILITIES			8,626,868

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,138,085)			125,848,299

	RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $1,590,231)	2.097%	1,590,231	1,590,231

TOTAL INVESTMENTS - 98.4% (Cost - $116,728,316)			127,438,530
Other Assets in Excess of Liabilities - 1.6%			2,033,232

TOTAL NET ASSETS - 100.0%			$129,471,762

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

5

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$125,848,299	—	—	$125,848,299
Short-Term Investments†	1,590,231	—	—	1,590,231

Total Investments	$127,438,530	—	—	$127,438,530

†	See Schedule of Investments for additional detailed categorizations.

7

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 6.8%
AT&T Inc.	95,276	$3,192,699
BCE Inc.	86,456	3,933,449
China Telecom Corp. Ltd., Class H Shares	6,052,000	3,047,435	(a)
HKT Trust & HKT Ltd.	2,415,000	3,834,416	(a)
KT Corp., ADR	204,300	2,527,191
Nippon Telegraph & Telephone Corp.	77,700	3,621,055	(a)
Verizon Communications Inc.	57,000	3,256,410

Total Diversified Telecommunication Services		23,412,655

Media - 1.8%
Eutelsat Communications SA	168,854	3,158,236	(a)
SES SA, FDR	183,019	2,865,843	(a)

Total Media		6,024,079

Wireless Telecommunication Services - 1.9%
KDDI Corp.	118,400	3,016,426	(a)
NTT DOCOMO Inc.	157,600	3,678,160	(a)

Total Wireless Telecommunication Services		6,694,586

TOTAL COMMUNICATION SERVICES		36,131,320

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.1%
Bridgestone Corp.	92,200	3,635,341	(a)

Automobiles - 1.8%
Ford Motor Co.	365,094	3,734,912
Subaru Corp.	108,200	2,636,045	(a)

Total Automobiles		6,370,957

Hotels, Restaurants & Leisure - 3.4%
Brinker International Inc.	50,764	1,997,563
Cedar Fair LP	28,588	1,363,362
Cheesecake Factory Inc.	30,133	1,317,415
McDonald’s Corp.	16,000	3,322,560
Starbucks Corp.	46,000	3,856,180

Total Hotels, Restaurants & Leisure		11,857,080

Multiline Retail - 0.7%
Kohl’s Corp.	49,000	2,329,950

Specialty Retail - 1.7%
American Eagle Outfitters Inc.	80,000	1,352,000
Foot Locker Inc.	26,395	1,106,478
TJX Cos. Inc.	62,062	3,281,839

Total Specialty Retail		5,740,317

See Notes to Schedule of Investments.

1

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.0%
Pandora A/S	40,000	$1,423,245	(a)
Yue Yuen Industrial Holdings Ltd.	732,000	2,002,189	(a)

Total Textiles, Apparel & Luxury Goods		3,425,434

TOTAL CONSUMER DISCRETIONARY		33,359,079

CONSUMER STAPLES - 15.0%
Beverages - 2.1%
Asahi Group Holdings Ltd.	67,400	3,037,262	(a)
PepsiCo Inc.	30,445	3,992,253

Total Beverages		7,029,515

Food & Staples Retailing - 3.1%
ICA Gruppen AB	56,910	2,447,630	(a)
Lawson Inc.	34,800	1,670,062	(a)
Walgreens Boots Alliance Inc.	28,935	1,581,876
Walmart Inc.	45,799	5,060,332

Total Food & Staples Retailing		10,759,900

Food Products - 3.8%
Campbell Soup Co.	61,231	2,453,526
General Mills Inc.	48,864	2,566,337
Kellogg Co.	58,841	3,152,112
Nestle SA, Registered Shares	28,747	2,976,141	(a)
Uni-President Enterprises Corp.	730,000	1,943,498	(a)

Total Food Products		13,091,614

Household Products - 3.3%
Church & Dwight Co. Inc.	48,000	3,506,880
Clorox Co.	11,378	1,742,085
Kimberly-Clark Corp.	27,935	3,723,177
Procter & Gamble Co.	21,772	2,387,300

Total Household Products		11,359,442

Tobacco - 2.7%
Altria Group Inc.	70,910	3,357,589
Imperial Brands PLC	108,821	2,555,146	(a)
KT&G Corp.	39,714	3,389,416	(a)

Total Tobacco		9,302,151

TOTAL CONSUMER STAPLES		51,542,622

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Caltex Australia Ltd.	86,719	1,508,238	(a)
China Petroleum & Chemical Corp., Class H Shares	3,800,000	2,587,700	(a)
Enagas SA	118,778	3,173,555	(a)
Neste oyj	96,567	3,282,660	(a)

See Notes to Schedule of Investments.

2

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A Shares	108,572	$3,555,165	(a)
TC PipeLines LP	34,316	1,290,968
Valero Energy Corp.	38,482	3,294,444

TOTAL ENERGY		18,692,730

FINANCIALS - 11.7%
Banks - 4.6%
Aozora Bank Ltd.	70,700	1,700,135	(a)
Bankinter SA	310,226	2,137,247	(a)
Barclays PLC, ADR	300,000	2,283,000
Danske Bank A/S	90,536	1,431,441	(a)
JPMorgan Chase & Co.	33,000	3,689,400
Toronto-Dominion Bank	30,000	1,752,969
Wells Fargo & Co.	57,300	2,711,436

Total Banks		15,705,628

Insurance - 5.4%
Aflac Inc.	48,438	2,654,887
Axis Capital Holdings Ltd.	43,905	2,618,933
Direct Line Insurance Group PLC	817,200	3,443,751	(a)
Samsung Fire & Marine Insurance Co. Ltd.	11,000	2,552,779	(a)
Swiss Re AG	36,000	3,660,060	(a)
Talanx AG	82,915	3,592,169	(a)

Total Insurance		18,522,579

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
AGNC Investment Corp.	166,696	2,803,827
Annaly Capital Management Inc.	344,362	3,144,025

Total Mortgage Real Estate Investment Trusts (REITs)		5,947,852

TOTAL FINANCIALS		40,176,059

HEALTH CARE - 11.7%
Biotechnology - 1.8%
AbbVie Inc.	47,000	3,417,840
Gilead Sciences Inc.	40,000	2,702,400

Total Biotechnology		6,120,240

Health Care Providers & Services - 1.9%
CVS Health Corp.	58,645	3,195,566
Humana Inc.	12,229	3,244,354

Total Health Care Providers & Services		6,439,920

Pharmaceuticals - 8.0%
Eli Lilly & Co.	36,571	4,051,701
GlaxoSmithKline PLC	167,997	3,362,891	(a)
Johnson & Johnson	30,162	4,200,964

See Notes to Schedule of Investments.

3

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc.	42,979	$3,603,789
Pfizer Inc.	109,082	4,725,432
Roche Holding AG	14,759	4,152,685	(a)
Sanofi	39,805	3,443,486	(a)

Total Pharmaceuticals		27,540,948

TOTAL HEALTH CARE		40,101,108

INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	6,200	2,253,948

Air Freight & Logistics - 0.6%
Royal Mail PLC	750,000	2,023,086	(a)

Commercial Services & Supplies - 2.5%
Republic Services Inc.	45,124	3,909,543
Waste Management Inc.	39,375	4,542,694

Total Commercial Services & Supplies		8,452,237

Construction & Engineering - 1.0%
Obayashi Corp.	339,600	3,367,102	(a)

Electrical Equipment - 0.8%
Emerson Electric Co.	41,743	2,785,093

Industrial Conglomerates - 1.2%
CITIC Ltd.	1,200,000	1,726,365	(a)
Jardine Matheson Holdings Ltd.	38,000	2,395,016	(a)

Total Industrial Conglomerates		4,121,381

Road & Rail - 1.9%
Aurizon Holdings Ltd.	1,060,000	4,025,912	(a)
ComfortDelGro Corp. Ltd.	1,300,000	2,556,349	(a)

Total Road & Rail		6,582,261

Transportation Infrastructure - 0.8%
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	157,500	1,640,174
Hutchison Port Holdings Trust, Class U Shares	4,157,800	958,265	(a)

Total Transportation Infrastructure		2,598,439

TOTAL INDUSTRIALS		32,183,547

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.7%
Cisco Systems Inc.	89,836	4,916,724
Motorola Solutions Inc.	26,700	4,451,691

Total Communications Equipment		9,368,415

Electronic Equipment, Instruments & Components - 0.9%
Jabil Inc.	100,000	3,160,000

See Notes to Schedule of Investments.

4

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
IT Services - 1.7%
Capgemini SE	22,538	$2,804,343	(a)
International Business Machines Corp.	21,610	2,980,019

Total IT Services		5,784,362

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	104,287	4,992,218
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,540	3,350,602
Texas Instruments Inc.	26,000	2,983,760

Total Semiconductors & Semiconductor Equipment		11,326,580

Software - 3.2%
Microsoft Corp.	52,052	6,972,886
Open Text Corp.	92,600	3,815,120

Total Software		10,788,006

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	27,915	5,524,937
Canon Inc.	60,000	1,757,293	(a)
FUJIFILM Holdings Corp.	80,000	4,064,332	(a)
HP Inc.	164,588	3,421,785

Total Technology Hardware, Storage & Peripherals		14,768,347

TOTAL INFORMATION TECHNOLOGY		55,195,710

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV, Class A Shares	21,256	1,830,779

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Life Storage Inc.	36,300	3,451,404

Real Estate Management & Development - 1.6%
Daito Trust Construction Co. Ltd.	22,300	2,838,770	(a)
Hysan Development Co. Ltd.	500,000	2,584,245	(a)

Total Real Estate Management & Development		5,423,015

TOTAL REAL ESTATE		8,874,419

UTILITIES - 6.3%
Electric Utilities - 3.4%
CLP Holdings Ltd.	220,933	2,434,206	(a)
Kansai Electric Power Co. Inc.	185,000	2,122,043	(a)
Portland General Electric Co.	60,000	3,250,200
Southern Co.	69,000	3,814,320

Total Electric Utilities		11,620,769

Independent Power and Renewable Electricity Producers - 0.4%
Huaneng Power International Inc., Class H Shares	2,524,000	1,484,273	(a)

See Notes to Schedule of Investments.

5

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 2.5%
Canadian Utilities Ltd., Class A Shares		65,000	$1,834,523
Dominion Energy Inc.		45,500	3,518,060
WEC Energy Group Inc.		40,091	3,342,387

Total Multi-Utilities			8,694,970

TOTAL UTILITIES			21,800,012

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $317,072,078)			339,887,385

	RATE
SHORT-TERM INVESTMENTS - 2.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,754,127)	2.228%	8,754,127	8,754,127

TOTAL INVESTMENTS - 101.5% (Cost - $325,826,205)			348,641,512
Liabilities in Excess of Other Assets - (1.5)%			(5,094,577)

TOTAL NET ASSETS - 100.0%			$343,546,935

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,909,749	$23,221,571	—	$36,131,320
Consumer Discretionary	23,662,259	9,696,820	—	33,359,079
Consumer Staples	33,523,467	18,019,155	—	51,542,622
Energy	4,585,412	14,107,318	—	18,692,730
Financials	21,658,477	18,517,582	—	40,176,059
Health Care	29,142,046	10,959,062	—	40,101,108
Industrials	15,131,452	17,052,095	—	32,183,547
Information Technology	46,569,742	8,625,968	—	55,195,710
Materials	1,830,779	—	—	1,830,779
Real Estate	3,451,404	5,423,015	—	8,874,419
Utilities	15,759,490	6,040,522	—	21,800,012

Total Long-Term Investments	208,224,277	131,663,108	—	339,887,385

Short-Term Investments†	8,754,127	—	—	8,754,127

Total Investments	$216,978,404	$131,663,108	—	$348,641,512

†	See Schedule of Investments for additional detailed categorizations.

9

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	79,684	$2,670,211
CenturyLink Inc.	11,742	138,086
Verizon Communications Inc.	45,318	2,589,017

Total Diversified Telecommunication Services		5,397,314

Entertainment - 2.0%
Activision Blizzard Inc.	8,628	407,242
Electronic Arts Inc.	3,404	344,689	*
Netflix Inc.	4,782	1,756,524	*
Take-Two Interactive Software Inc.	1,162	131,922	*
Viacom Inc., Class B Shares	4,290	128,142
Walt Disney Co.	19,214	2,683,043

Total Entertainment		5,451,562

Interactive Media & Services - 4.7%
Alphabet Inc., Class A Shares	3,295	3,567,826	*
Alphabet Inc., Class C Shares	3,392	3,666,447	*
Facebook Inc., Class A Shares	26,640	5,141,520	*
TripAdvisor Inc.	1,003	46,429	*
Twitter Inc.	7,930	276,757	*

Total Interactive Media & Services		12,698,979

Media - 1.4%
CBS Corp., Class B Shares, Non Voting Shares	3,590	179,141
Charter Communications Inc., Class A Shares	1,882	743,729	*
Comcast Corp., Class A Shares	49,619	2,097,891
Discovery Inc., Class A Shares	1,990	61,093	*
Discovery Inc., Class C Shares	4,184	119,035	*
DISH Network Corp., Class A Shares	2,780	106,780	*
Fox Corp., Class A Shares	3,898	142,823
Fox Corp., Class B Shares	1,790	65,389
Interpublic Group of Cos. Inc.	3,892	87,920
News Corp., Class A Shares	4,518	60,948
News Corp., Class B Shares	933	13,024
Omnicom Group Inc.	2,382	195,205

Total Media		3,872,978

TOTAL COMMUNICATION SERVICES		27,420,833

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	2,828	$228,588
BorgWarner Inc.	2,590	108,728

Total Auto Components		337,316

Automobiles - 0.4%
Ford Motor Co.	43,360	443,573
General Motors Co.	14,591	562,191
Harley-Davidson Inc.	1,472	52,742

Total Automobiles		1,058,506

Distributors - 0.1%
Genuine Parts Co.	1,333	138,072
LKQ Corp.	3,970	105,642	*

Total Distributors		243,714

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	69,968

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	4,395	204,587
Chipotle Mexican Grill Inc.	273	200,076	*
Darden Restaurants Inc.	1,259	153,258
Hilton Worldwide Holdings Inc.	3,287	321,271
Marriott International Inc., Class A Shares	3,159	443,176
McDonald’s Corp.	8,363	1,736,661
MGM Resorts International	5,820	166,278
Norwegian Cruise Line Holdings Ltd.	2,140	114,768	*
Royal Caribbean Cruises Ltd.	1,870	226,663
Starbucks Corp.	13,753	1,152,914
Wynn Resorts Ltd.	889	110,227
Yum! Brands Inc.	3,311	366,428

Total Hotels, Restaurants & Leisure		5,196,307

Household Durables - 0.3%
DR Horton Inc.	4,017	173,253
Garmin Ltd.	1,249	99,670
Leggett & Platt Inc.	1,381	52,989
Lennar Corp., Class A Shares	2,944	142,666
Mohawk Industries Inc.	739	108,980	*
Newell Brands Inc.	4,420	68,157
PulteGroup Inc.	2,747	86,860
Whirlpool Corp.	779	110,899

Total Household Durables		843,474

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 3.7%
Amazon.com Inc.	4,592	$8,695,549	*
Booking Holdings Inc.	493	924,232	*
eBay Inc.	9,501	375,289
Expedia Group Inc.	1,224	162,829

Total Internet & Direct Marketing Retail		10,157,899

Leisure Products - 0.1%
Hasbro Inc.	1,422	150,277

Multiline Retail - 0.5%
Dollar General Corp.	2,929	395,884
Dollar Tree Inc.	2,662	285,872	*
Kohl’s Corp.	1,562	74,273
Macy’s Inc.	3,129	67,148
Nordstrom Inc.	1,057	33,676
Target Corp.	5,798	502,165

Total Multiline Retail		1,359,018

Specialty Retail - 2.3%
Advance Auto Parts Inc.	784	120,846
AutoZone Inc.	269	295,757	*
Best Buy Co. Inc.	2,344	163,447
CarMax Inc.	1,835	159,333	*
Foot Locker Inc.	1,045	43,806
Gap Inc.	2,770	49,777
Home Depot Inc.	12,357	2,569,885
L Brands Inc.	2,818	73,550
Lowe’s Cos. Inc.	8,832	891,237
O’Reilly Automotive Inc.	839	309,860	*
Ross Stores Inc.	4,175	413,826
Tiffany & Co.	1,245	116,582
TJX Cos. Inc.	13,459	711,712
Tractor Supply Co.	1,256	136,653
Ulta Beauty Inc.	603	209,175	*

Total Specialty Retail		6,265,446

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.	1,513	52,471	*
Hanesbrands Inc.	4,800	82,656
NIKE Inc., Class B Shares	13,838	1,161,700
PVH Corp.	917	86,785
Ralph Lauren Corp.	631	71,675
Tapestry Inc.	3,278	104,011
Under Armour Inc., Class A Shares	2,300	58,305	*

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class C Shares	2,316	$51,415	*
VF Corp.	3,474	303,454

Total Textiles, Apparel & Luxury Goods		1,972,472

TOTAL CONSUMER DISCRETIONARY		27,654,397

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp., Class B Shares	1,828	101,326
Coca-Cola Co.	42,470	2,162,572
Constellation Brands Inc., Class A Shares	1,839	362,173
Molson Coors Brewing Co., Class B Shares	2,269	127,064
Monster Beverage Corp.	4,154	265,150	*
PepsiCo Inc.	15,479	2,029,761

Total Beverages		5,048,046

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,784	1,264,220
Kroger Co.	9,136	198,343
Sysco Corp.	5,396	381,605
Walgreens Boots Alliance Inc.	8,969	490,335
Walmart Inc.	15,620	1,725,854

Total Food & Staples Retailing		4,060,357

Food Products - 1.1%
Archer-Daniels-Midland Co.	6,054	247,003
Campbell Soup Co.	2,523	101,097
Conagra Brands Inc.	5,012	132,918
General Mills Inc.	6,326	332,241
Hershey Co.	1,514	202,921
Hormel Foods Corp.	3,182	128,998
JM Smucker Co.	1,187	136,731
Kellogg Co.	2,585	138,478
Kraft Heinz Co.	7,014	217,715
Lamb Weston Holdings Inc.	1,680	106,445
McCormick & Co. Inc., Non Voting Shares	1,310	203,063
Mondelez International Inc., Class A Shares	15,852	854,423
Tyson Foods Inc., Class A Shares	3,274	264,343

Total Food Products		3,066,376

Household Products - 1.7%
Church & Dwight Co. Inc.	2,549	186,230
Clorox Co.	1,434	219,560
Colgate-Palmolive Co.	9,553	684,663
Kimberly-Clark Corp.	3,938	524,857
Procter & Gamble Co.	27,465	3,011,537

Total Household Products		4,626,847

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Personal Products - 0.2%
Coty Inc., Class A Shares	3,576	$47,918
Estee Lauder Cos. Inc., Class A Shares	2,333	427,196

Total Personal Products		475,114

Tobacco - 0.9%
Altria Group Inc.	20,777	983,791
Philip Morris International Inc.	17,237	1,353,622

Total Tobacco		2,337,413

TOTAL CONSUMER STAPLES		19,614,153

ENERGY - 5.0%
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	4,273	105,244
Halliburton Co.	10,174	231,357
Helmerich & Payne Inc.	1,517	76,790
National Oilwell Varco Inc.	4,715	104,814
Schlumberger Ltd.	15,682	623,203
TechnipFMC PLC	4,355	112,969

Total Energy Equipment & Services		1,254,377

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	5,367	378,696
Apache Corp.	4,731	137,057
Cabot Oil & Gas Corp.	4,506	103,458
Chevron Corp.	20,897	2,600,423
Cimarex Energy Co.	1,200	71,196
Concho Resources Inc.	2,150	221,837
ConocoPhillips	12,711	775,371
Devon Energy Corp.	4,322	123,263
Diamondback Energy Inc.	1,740	189,608
EOG Resources Inc.	6,456	601,441
Exxon Mobil Corp.	46,750	3,582,453
Hess Corp.	2,525	160,514
HollyFrontier Corp.	1,992	92,190
Kinder Morgan Inc.	21,418	447,208
Marathon Oil Corp.	10,049	142,796
Marathon Petroleum Corp.	7,696	430,052
Noble Energy Inc.	5,769	129,226
Occidental Petroleum Corp.	7,734	388,866

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
ONEOK Inc.	4,646	$319,691
Phillips 66	4,780	447,121
Pioneer Natural Resources Co.	1,883	289,718
Valero Energy Corp.	4,494	384,731
Williams Cos. Inc.	13,728	384,933

Total Oil, Gas & Consumable Fuels		12,401,849

TOTAL ENERGY		13,656,226

FINANCIALS - 13.0%
Banks - 5.4%
Bank of America Corp.	93,365	2,707,585
BB&T Corp.	8,525	418,833
Citigroup Inc.	25,261	1,769,028
Citizens Financial Group Inc.	5,426	191,863
Comerica Inc.	2,037	147,968
Fifth Third Bancorp	7,961	222,112
First Republic Bank	1,960	191,394
Huntington Bancshares Inc.	9,409	130,032
JPMorgan Chase & Co.	36,125	4,038,775
KeyCorp	11,505	204,214
M&T Bank Corp.	1,349	229,424
People’s United Financial Inc.	4,395	73,748
PNC Financial Services Group Inc.	5,014	688,322
Regions Financial Corp.	10,481	156,586
SunTrust Banks Inc.	4,850	304,823
SVB Financial Group	517	116,113	*
US Bancorp	16,538	866,591
Wells Fargo & Co.	44,634	2,112,081
Zions Bancorp NA	2,608	119,916

Total Banks		14,689,408

Capital Markets - 2.7%
Affiliated Managers Group Inc.	645	59,430
Ameriprise Financial Inc.	1,450	210,482
Bank of New York Mellon Corp.	10,028	442,736
BlackRock Inc.	1,359	637,779
Cboe Global Markets Inc.	1,390	144,046
Charles Schwab Corp.	12,985	521,867
CME Group Inc.	3,970	770,617
E*TRADE Financial Corp.	2,689	119,929
Franklin Resources Inc.	3,205	111,534
Goldman Sachs Group Inc.	3,732	763,567

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc.	6,163	$529,648
Invesco Ltd.	5,259	107,599
MarketAxess Holdings Inc.	440	141,425
Moody’s Corp.	1,792	349,996
Morgan Stanley	14,625	640,721
MSCI Inc.	914	218,254
Nasdaq Inc.	1,123	107,999
Northern Trust Corp.	2,391	215,190
Raymond James Financial Inc.	1,200	101,460
S&P Global Inc.	2,698	614,577
State Street Corp.	4,195	235,172
T Rowe Price Group Inc.	2,722	298,631

Total Capital Markets		7,342,659

Consumer Finance - 0.7%
American Express Co.	7,623	940,983
Capital One Financial Corp.	5,307	481,557
Discover Financial Services	3,611	280,178
Synchrony Financial	7,103	246,261

Total Consumer Finance		1,948,979

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	21,456	4,573,775	*
Jefferies Financial Group Inc.	3,299	63,440

Total Diversified Financial Services		4,637,215

Insurance - 2.5%
Aflac Inc.	8,538	467,968
Allstate Corp.	3,594	365,474
American International Group Inc.	9,638	513,513
Aon PLC	2,592	500,204
Arthur J Gallagher & Co.	1,846	161,691
Assurant Inc.	718	76,381
Chubb Ltd.	5,030	740,869
Cincinnati Financial Corp.	1,588	164,628
Everest Re Group Ltd.	424	104,804
Hartford Financial Services Group Inc.	3,849	214,466
Lincoln National Corp.	2,197	141,597
Loews Corp.	2,767	151,272
Marsh & McLennan Cos. Inc.	5,494	548,026
MetLife Inc.	10,341	513,637
Principal Financial Group Inc.	3,019	174,860
Progressive Corp.	6,296	503,239

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
Prudential Financial Inc.	4,749	$479,649
Torchmark Corp.	1,095	97,959
Travelers Cos. Inc.	2,805	419,404
Unum Group	2,913	97,731
Willis Towers Watson PLC	1,392	266,624

Total Insurance		6,703,996

TOTAL FINANCIALS		35,322,257

HEALTH CARE - 14.1%
Biotechnology - 2.2%
AbbVie Inc.	16,080	1,169,338
Alexion Pharmaceuticals Inc.	2,354	308,327	*
Amgen Inc.	6,768	1,247,207
Biogen Inc.	2,233	522,232	*
Celgene Corp.	7,741	715,578	*
Gilead Sciences Inc.	13,974	944,083
Incyte Corp.	2,078	176,547	*
Regeneron Pharmaceuticals Inc.	884	276,692	*
Vertex Pharmaceuticals Inc.	2,876	527,401	*

Total Biotechnology		5,887,405

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	19,508	1,640,623
ABIOMED Inc.	500	130,245	*
Align Technology Inc.	814	222,792	*
Baxter International Inc.	5,439	445,454
Becton Dickinson and Co.	3,005	757,290
Boston Scientific Corp.	15,073	647,837	*
Cooper Cos. Inc.	527	177,541
Danaher Corp.	6,876	982,718
DENTSPLY SIRONA Inc.	2,099	122,498
Edwards Lifesciences Corp.	2,272	419,729	*
Hologic Inc.	3,260	156,545	*
IDEXX Laboratories Inc.	959	264,041	*
Intuitive Surgical Inc.	1,242	651,491	*
Medtronic PLC	14,671	1,428,809
ResMed Inc.	1,710	208,671
Stryker Corp.	3,462	711,718
Teleflex Inc.	510	168,886
Varian Medical Systems Inc.	935	127,282	*
Zimmer Biomet Holdings Inc.	2,194	258,322

Total Health Care Equipment & Supplies		9,522,492

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	1,629	$138,888
Anthem Inc.	2,862	807,685
Cardinal Health Inc.	3,152	148,459
Centene Corp.	4,538	237,973	*
Cigna Corp.	4,273	673,211
CVS Health Corp.	14,528	791,631
DaVita Inc.	1,479	83,209	*
HCA Healthcare Inc.	3,032	409,835
Henry Schein Inc.	1,642	114,776	*
Humana Inc.	1,513	401,399
Laboratory Corp. of America Holdings	1,048	181,199	*
McKesson Corp.	2,205	296,330
Quest Diagnostics Inc.	1,258	128,077
UnitedHealth Group Inc.	10,590	2,584,066
Universal Health Services Inc., Class B Shares	799	104,182
WellCare Health Plans Inc.	560	159,639	*

Total Health Care Providers & Services		7,260,559

Health Care Technology - 0.1%
Cerner Corp.	3,755	275,241

Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc.	3,664	273,591
Illumina Inc.	1,671	615,179	*
IQVIA Holdings Inc.	1,749	281,414	*
Mettler-Toledo International Inc.	286	240,240	*
PerkinElmer Inc.	999	96,244
Thermo Fisher Scientific Inc.	4,392	1,289,842
Waters Corp.	803	172,838	*

Total Life Sciences Tools & Services		2,969,348

Pharmaceuticals - 4.5%
Allergan PLC	3,573	598,227
Bristol-Myers Squibb Co.	18,194	825,098
Eli Lilly & Co.	9,443	1,046,190
Johnson & Johnson	29,315	4,082,993
Merck & Co. Inc.	28,299	2,372,871
Mylan NV	5,798	110,394	*
Nektar Therapeutics	1,850	65,823	*
Perrigo Co. PLC	1,347	64,144
Pfizer Inc.	60,887	2,637,625
Zoetis Inc.	5,128	581,977

Total Pharmaceuticals		12,385,342

TOTAL HEALTH CARE		38,300,387

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Industrials - 9.3%
Aerospace & Defense - 2.5%
Arconic Inc.	4,439	$114,615
Boeing Co.	5,771	2,100,702
General Dynamics Corp.	3,051	554,733
Huntington Ingalls Industries Inc.	530	119,112
L3Harris Technologies Inc.	1,242	234,900
Lockheed Martin Corp.	2,723	989,919
Northrop Grumman Corp.	1,865	602,600
Raytheon Co.	3,077	535,029
Textron Inc.	2,736	145,117
TransDigm Group Inc.	524	253,511	*
United Technologies Corp.	8,725	1,135,995

Total Aerospace & Defense		6,786,233

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,644	138,671
Expeditors International of Washington Inc.	1,952	148,079
FedEx Corp.	2,525	414,580
United Parcel Service Inc., Class B Shares	7,849	810,566

Total Air Freight & Logistics		1,511,896

Airlines - 0.4%
Alaska Air Group Inc.	1,196	76,436
American Airlines Group Inc.	4,217	137,516
Delta Air Lines Inc.	6,727	381,757
Southwest Airlines Co.	5,479	278,224
United Continental Holdings Inc.	2,621	229,469	*

Total Airlines		1,103,402

Building Products - 0.3%
Allegion PLC	914	101,043
AO Smith Corp.	1,780	83,945
Fortune Brands Home & Security Inc.	1,137	64,957
Johnson Controls International PLC	8,017	331,182
Masco Corp.	3,189	125,136

Total Building Products		706,263

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Cintas Corp.	971	$230,409
Copart Inc.	2,400	179,376	*
Republic Services Inc.	2,393	207,329
Rollins Inc.	1,695	60,800
Waste Management Inc.	4,246	489,861

Total Commercial Services & Supplies		1,167,775

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	1,331	112,323
Quanta Services Inc.	1,672	63,854

Total Construction & Engineering		176,177

Electrical Equipment - 0.5%
AMETEK Inc.	2,761	250,809
Eaton Corp. PLC	4,990	415,567
Emerson Electric Co.	6,990	466,373
Rockwell Automation Inc.	1,323	216,747

Total Electrical Equipment		1,349,496

Industrial Conglomerates - 1.4%
3M Co.	6,486	1,124,283
General Electric Co.	94,745	994,823
Honeywell International Inc.	8,135	1,420,290
Roper Technologies Inc.	1,136	416,071

Total Industrial Conglomerates		3,955,467

Machinery - 1.6%
Caterpillar Inc.	6,544	891,882
Cummins Inc.	1,745	298,988
Deere & Co.	3,590	594,899
Dover Corp.	1,361	136,372
Flowserve Corp.	1,680	88,519
Fortive Corp.	3,337	272,032
Illinois Tool Works Inc.	3,325	501,443
Ingersoll-Rand PLC	2,751	348,469
PACCAR Inc.	3,723	266,790
Parker-Hannifin Corp.	1,369	232,744
Pentair PLC	1,988	73,954
Snap-on Inc.	634	105,016
Stanley Black & Decker Inc.	1,704	246,416
Wabtec Corp.	1,486	106,635
Xylem Inc.	2,084	174,306

Total Machinery		4,338,465

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Professional Services - 0.3%
Equifax Inc.	1,441	$194,881
IHS Markit Ltd.	3,900	248,508	*
Nielsen Holdings PLC	3,464	78,286
Robert Half International Inc.	1,065	60,716
Verisk Analytics Inc.	1,678	245,760

Total Professional Services		828,151

Road & Rail - 1.0%
CSX Corp.	8,551	661,591
J.B. Hunt Transport Services Inc.	931	85,103
Kansas City Southern	1,010	123,038
Norfolk Southern Corp.	3,012	600,382
Union Pacific Corp.	8,042	1,359,982

Total Road & Rail		2,830,096

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,274	204,470
United Rentals Inc.	1,018	135,017	*
W.W. Grainger Inc.	488	130,896

Total Trading Companies & Distributors		470,383

TOTAL INDUSTRIALS		25,223,804

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.2%
Arista Networks Inc.	550	142,791	*
Cisco Systems Inc.	47,842	2,618,393
F5 Networks Inc.	622	90,582	*
Juniper Networks Inc.	4,447	118,423
Motorola Solutions Inc.	1,711	285,275

Total Communications Equipment		3,255,464

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A Shares	3,264	313,148
Corning Inc.	8,695	288,935
FLIR Systems Inc.	1,536	83,097
IPG Photonics Corp.	440	67,870	*
Keysight Technologies Inc.	2,180	195,786	*
TE Connectivity Ltd.	3,450	330,441

Total Electronic Equipment, Instruments & Components		1,279,277

IT Services - 5.3%
Accenture PLC, Class A Shares	7,098	1,311,498
Akamai Technologies Inc.	1,641	131,510	*
Alliance Data Systems Corp.	617	86,460
Automatic Data Processing Inc.	4,817	796,395
Broadridge Financial Solutions Inc.	1,203	153,599

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Cognizant Technology Solutions Corp., Class A Shares	6,152	$389,975
DXC Technology Co.	2,997	165,285
Fidelity National Information Services Inc.	3,496	428,889
Fiserv Inc.	4,452	405,844	*
FleetCor Technologies Inc.	1,000	280,850	*
Gartner Inc.	943	151,766	*
Global Payments Inc.	1,556	249,162
International Business Machines Corp.	9,813	1,353,213
Jack Henry & Associates Inc.	880	117,850
Mastercard Inc., Class A Shares	9,938	2,628,899
Paychex Inc.	3,605	296,655
PayPal Holdings Inc.	12,871	1,473,215	*
Total System Services Inc.	1,857	238,197
VeriSign Inc.	1,155	241,580	*
Visa Inc., Class A Shares	19,205	3,333,028
Western Union Co.	4,242	84,373

Total IT Services		14,318,243

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices Inc.	9,039	274,514	*
Analog Devices Inc.	4,189	472,812
Applied Materials Inc.	10,606	476,316
Broadcom Inc.	4,380	1,260,827
Intel Corp.	49,669	2,377,655
KLA-Tencor Corp.	1,687	199,403
Lam Research Corp.	1,703	319,892
Maxim Integrated Products Inc.	3,180	190,228
Microchip Technology Inc.	2,762	239,465
Micron Technology Inc.	12,299	474,618	*
NVIDIA Corp.	6,643	1,090,980
Qorvo Inc.	1,184	78,866	*
QUALCOMM Inc.	13,215	1,005,265
Skyworks Solutions Inc.	1,921	148,436
Texas Instruments Inc.	10,458	1,200,160
Xilinx Inc.	2,742	323,337

Total Semiconductors & Semiconductor Equipment		10,132,774

Software - 6.7%
Adobe Inc.	5,345	1,574,904	*
ANSYS Inc.	887	181,675	*
Autodesk Inc.	2,372	386,399	*
Cadence Design Systems Inc.	2,948	208,748	*

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Software - (continued)
Citrix Systems Inc.	1,275	$125,129
Fortinet Inc.	1,650	126,770	*
Intuit Inc.	2,852	745,313
Microsoft Corp.	84,420	11,308,903
Oracle Corp.	27,177	1,548,274
Red Hat Inc.	2,025	380,214	*
salesforce.com Inc.	8,532	1,294,560	*
Symantec Corp.	7,599	165,354
Synopsys Inc.	1,464	188,402	*

Total Software		18,234,645

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	48,244	9,548,453
Hewlett Packard Enterprise Co.	15,686	234,506
HP Inc.	16,785	348,960
NetApp Inc.	2,943	181,583
Seagate Technology PLC	3,112	146,637
Western Digital Corp.	2,852	135,613
Xerox Corp.	1,849	65,473

Total Technology Hardware, Storage & Peripherals		10,661,225

TOTAL INFORMATION TECHNOLOGY		57,881,628

MATERIALS - 2.8%
Chemicals - 2.0%
Air Products & Chemicals Inc.	2,335	528,574
Albemarle Corp.	1,240	87,308
Celanese Corp.	1,430	154,154
CF Industries Holdings Inc.	2,739	127,939
Corteva Inc.	8,342	246,673
Dow Inc.	8,342	411,344
DuPont de Nemours Inc.	8,342	626,234
Eastman Chemical Co.	1,766	137,448
Ecolab Inc.	2,758	544,540
FMC Corp.	1,706	141,513
International Flavors & Fragrances Inc.	967	140,302
Linde PLC	6,109	1,226,687
LyondellBasell Industries NV, Class A Shares	3,199	275,530
Mosaic Co.	4,383	109,706
PPG Industries Inc.	2,562	299,011
Sherwin-Williams Co.	907	415,669

Total Chemicals		5,472,632

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Construction Materials - 0.1%
Martin Marietta Materials Inc.	775	$178,336
Vulcan Materials Co.	1,591	218,460

Total Construction Materials		396,796

Containers & Packaging - 0.4%
Amcor PLC	17,729	203,706	*
Avery Dennison Corp.	1,026	118,688
Ball Corp.	3,966	277,580
International Paper Co.	4,090	177,179
Packaging Corp. of America	1,140	108,665
Sealed Air Corp.	1,947	83,292
Westrock Co.	3,002	109,483

Total Containers & Packaging		1,078,593

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	186,735
Newmont Goldcorp Corp.	9,323	358,656
Nucor Corp.	3,332	183,593

Total Metals & Mining		728,984

TOTAL MATERIALS		7,677,005

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities Inc.	1,165	164,370
American Tower Corp.	4,927	1,007,325
Apartment Investment & Management Co., Class A Shares	1,998	100,140
AvalonBay Communities Inc.	1,502	305,176
Boston Properties Inc.	1,677	216,333
Crown Castle International Corp.	4,535	591,137
Digital Realty Trust Inc.	2,369	279,045
Duke Realty Corp.	4,280	135,291
Equinix Inc.	913	460,417
Equity Residential	3,996	303,376
Essex Property Trust Inc.	693	202,307
Extra Space Storage Inc.	1,580	167,638
Federal Realty Investment Trust	900	115,884
HCP Inc.	4,799	153,472
Host Hotels & Resorts Inc.	8,863	161,484
Iron Mountain Inc.	2,809	87,922
Kimco Realty Corp.	5,780	106,814
Macerich Co.	965	32,318
Mid-America Apartment Communities Inc.	1,420	167,219
Prologis Inc.	6,931	555,173

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Public Storage	1,677	$399,411
Realty Income Corp.	3,100	213,807
Regency Centers Corp.	1,820	121,467
SBA Communications Corp.	1,132	254,519	*
Simon Property Group Inc.	3,386	540,947
SL Green Realty Corp.	452	36,327
UDR Inc.	3,450	154,871
Ventas Inc.	3,955	270,324
Vornado Realty Trust	2,157	138,264
Welltower Inc.	5,534	451,187
Weyerhaeuser Co.	7,974	210,035

Total Equity Real Estate Investment Trusts (REITs)		8,104,000

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	3,209	164,622	*

TOTAL REAL ESTATE		8,268,622

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	3,010	147,731
American Electric Power Co. Inc.	5,255	462,493
Duke Energy Corp.	7,787	687,125
Edison International	3,417	230,340
Entergy Corp.	2,216	228,093
Evergy Inc.	3,160	190,074
Eversource Energy	3,504	265,463
Exelon Corp.	10,756	515,643
FirstEnergy Corp.	5,168	221,242
NextEra Energy Inc.	5,212	1,067,730
Pinnacle West Capital Corp.	1,201	113,002
PPL Corp.	7,827	242,715
Southern Co.	11,208	619,578
Xcel Energy Inc.	5,801	345,101

Total Electric Utilities		5,336,330

Gas Utilities - 0.0%
Atmos Energy Corp.	1,300	137,228

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	7,746	129,823
NRG Energy Inc.	3,403	119,513

Total Independent Power and Renewable Electricity Producers		249,336

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - 1.1%
Ameren Corp.		2,600	$195,286
CenterPoint Energy Inc.		5,024	143,837
CMS Energy Corp.		3,175	183,864
Consolidated Edison Inc.		3,408	298,813
Dominion Energy Inc.		10,417	805,443
DTE Energy Co.		2,014	257,550
NiSource Inc.		4,429	127,555
Public Service Enterprise Group Inc.		5,730	337,039
Sempra Energy		3,095	425,377
WEC Energy Group Inc.		3,569	297,548

Total Multi-Utilities			3,072,312

Water Utilities - 0.1%
American Water Works Co. Inc.		1,816	210,656

TOTAL UTILITIES			9,005,862

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,863,105)			270,025,174

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,889,076)	2.228%	1,889,076	1,889,076

TOTAL INVESTMENTS - 99.9% (Cost - $105,752,181)			271,914,250
Other Assets in Excess of Liabilities - 0.1%			203,633

TOTAL NET ASSETS - 100.0%			$272,117,883

*	Non-income producing security.

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	15	9/19	$2,173,740	$2,208,150	$34,410

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$270,025,174	—	—	$270,025,174
Short-Term Investments†	1,889,076	—	—	1,889,076

Total Investments	$271,914,250	—	—	$271,914,250

Other Financial Instruments:
Futures Contracts	$34,410	—	—	$34,410

Total	$271,948,660	—	—	$271,948,660

†	See Schedule of Investments for additional detailed categorizations.

20